Contents of Significant Accounts - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	$ 7,028,932	$ 206,347	$ 6,116,129	$ 5,022,395
Deferred income tax liabilities	$ (1,730,931)	$ (78,516)	(2,327,223)	(2,397,796)
Net deferred income tax assets			3,788,906	2,624,599	$ (62,858)
Depreciation [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets			2,064,726	2,147,042
Deferred income tax liabilities			(306,472)	(277,365)
Loss carry-forward [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets			425,247	842
Defined benefit plan [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets			697,478	668,950
Allowance for sales returns and discounts [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets			171,213	294,510
Allowance for inventory valuation losses [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets			365,658	333,472
Investment loss [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets			262,346	231,299
Unrealized profit on intercompany sales [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets			1,626,072	856,304
Deferred revenue [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets			452,907	401,790
Others [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets			50,482	88,186
Deferred income tax liabilities			(2,775)	(2,617)
Unrealized exchange gain (losses) [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities			(348,198)	(395,723)
Investment gain [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities			(1,139,940)	(1,095,682)
Convertible bond option [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities			(176,361)	(232,831)
Amortizable assets [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities			$ (353,477)	$ (393,578)